Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,269	$ 984	$ 107
Total current assets	2,269	984	107
Total assets	2,269	984	107
Current liabilities
Accounts payable and accrued expenses	10,700	10,700	9,267
Note payable - stockholder	127,500	92,500	45,000
Advances from stockholder			120
Total current liabilities	138,200	103,200	54,387
Total liabilities	138,200	103,200	54,387
Commitments and contingencies
Stockholders’ deficit
Preferred stock, value
Common stock, value	500	500	500
Accumulated deficit	(136,431)	(102,716)	(54,780)
Total stockholders’ deficit	(135,931)	(102,216)	(54,280)
Total liabilities and stockholders’ deficit	$ 2,269	$ 984	$ 107